Accrued Liabilities and Other Payables	12 Months Ended
Dec. 31, 2010
Accrued Liabilities and Other Payables
Accrued Liabilities and Other Payables

12.                Accrued Liabilities and Other Payables

The following is a summary of accrued liabilities as of December 31, 2009 and 2010 (in thousands):

	December 31,	December 31,
	2009	2010
	RMB	RMB
Customer deposits (see note below)	64,599	142,307
Accrued construction-in-progress costs and fixed asset related payables	46,118	96,248
Payable to officer related to Guangzhou building (Notes 6 and 21)	—	44,360
Marketing expenses	29,919	40,277
Server custody fees and telecommunication charges	18,953	27,864
RSU payables (see Note 2(m))	—	27,154
Option proceeds payable to employees.	3,732	10,570
Professional fees	11,306	9,382
Accrued revenue sharing	15,642	8,936
Content fees	7,725	5,925
Temporary staff costs	3,982	4,383
Game card production costs	4,022	4,033
Others	6,802	30,973
	212,800	452,412

As of December 31, 2009 and 2010, customer deposits on Wangyibao accounts totaled RMB64.6 million and RMB142.3 million, respectively.